OTHER INCOME (EXPENSE), NET	3 Months Ended	12 Months Ended
	Mar. 01, 2015	Nov. 30, 2014
Other Income and Expenses [Abstract]
OTHER INCOME (EXPENSE), NET
NOTE 10:	OTHER INCOME (EXPENSE), NET

The following table summarizes significant components of “Other income (expense), net”:

	Three Months Ended
	March 1, 2015	February 23, 2014
	(Dollars in thousands)
Foreign exchange management gains(1)	$7,908	$4,436
Foreign currency transaction losses(2)	(35,959)	(2,238)
Interest income	460	627
Investment income	439	307
Other	1,124	1,051

Total other income (expense), net	$(26,028)	$4,183

(1)	Gains and losses on forward foreign exchange contracts primarily result from currency fluctuations relative to negotiated contract rates. Gains in 2015 were primarily due to favorable currency fluctuations relative to negotiated contracts rates on positions to sell the Mexican Peso.
(2)	Foreign currency transaction gains and losses reflect the impact of foreign currency fluctuation on the Company’s foreign currency denominated balances. Losses in 2015 were primarily due to the weakening of various foreign currencies, particularly the Euro, against the U.S. Dollar.

NOTE 17:	OTHER INCOME (EXPENSE), NET

The following table summarizes significant components of “Other income (expense), net”:

	Year Ended
	November 30, 2014	November 24, 2013	November 25, 2012
	(Dollars in thousands)
Foreign exchange management (losses) gains(1)	$(11,104)	$(539)	$(9,444)
Foreign currency transaction (losses) gains(2)	(15,331)	(21,697)	8,512
Interest income	1,930	1,600	1,514
Investment Income	562	3,019	525
Other	1,886	4,436	3,695

Total other income (expense), net	$(22,057)	$(13,181)	$4,802

(1)	Gains and losses on forward foreign exchange contracts primarily result from currency fluctuations relative to negotiated contract rates. Losses in 2014 were primarily due to unfavorable currency fluctuations on embedded foreign currency derivatives in certain of the Company’s operating leases in Russia. Losses in 2013 were primarily due to unfavorable currency fluctuations against the U.S. Dollar relative to negotiated contract rates. Losses in 2012 primarily resulted from unfavorable currency fluctuations relative to negotiated contract rates on positions to sell the Mexican Peso.
(2)	Foreign currency transaction gains and losses reflect the impact of foreign currency fluctuation on the Company’s foreign currency denominated balances. Losses in 2014 and 2013 were primarily due to the weakening of various currencies against the U.S. Dollar. Gains in 2012 were primarily due to a significant increase in Euro denominated intercompany receivables and the appreciation of the U.S. Dollar against the Japanese Yen.